Operating Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases, Operating [Abstract]
Remaining lease term	2 years 1 month 6 days	2 years 8 months 12 days
Weighted average discount rate percentage	4.70%	5.00%
Interest expense	$ 7,775	$ 17,134	$ 20,482
Amortization expense	$ 70,324	$ 109,418	$ 92,582